Income tax benefit - Deferred tax assets movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative financial instruments
Deferred tax balance movement
Beginning Balance	$ 8	$ 8
(Charged)/ credited to profit or loss	(8)	1
Exchange differences (charged)/credited to comprehensive loss		(1)
Ending balance		8
Contract liabilities
Deferred tax balance movement
Beginning Balance	26
(Charged)/ credited to profit or loss	(24)
Exchange differences (charged)/credited to comprehensive loss	(1)
Ending balance	1	26
Deferred income
Deferred tax balance movement
Beginning Balance	26	259
(Charged)/ credited to profit or loss		(223)
Exchange differences (charged)/credited to comprehensive loss		(10)
Ending balance		26
Lease liabilities
Deferred tax balance movement
Beginning Balance	23	35
(Charged)/ credited to profit or loss	(9)	(9)
Exchange differences (charged)/credited to comprehensive loss	(1)	(2)
Ending balance	13	23
Share of loss of equity-accounted investee
Deferred tax balance movement
Beginning Balance	2
(Charged)/ credited to profit or loss	13	3
Exchange differences (charged)/credited to comprehensive loss		(1)
Ending balance	15	2
Unused tax losses carryforwards
Deferred tax balance movement
Beginning Balance	466	220
(Charged)/ credited to profit or loss	(58)	278
Exchange differences (charged)/credited to comprehensive loss	(18)	(32)
Ending balance	390	466
Provisions and accruals
Deferred tax balance movement
Beginning Balance	93	59
(Charged)/ credited to profit or loss	(90)	41
Exchange differences (charged)/credited to comprehensive loss	(3)	(7)
Ending balance		93
Deferred tax assets
Deferred tax balance movement
Beginning Balance	618	581
(Charged)/ credited to profit or loss	(176)	91
Exchange differences (charged)/credited to comprehensive loss	(23)	(53)
Ending balance	$ 419	$ 618